Business combination - Business combination details (Details) - Superbank $ in Millions	May 29, 2026 USD ($)
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 29
Other investments	567
Loan receivables in the financial services segment	753
Other assets	65
Cash and cash equivalents	16
Deposits from customers in the banking business	(869)
Other liabilities	(88)
Identifiable net assets acquired	473
Less: Non-controlling interest proportionate share of identifiable net assets	(257)
Less: Acquisition-date fair value of previously held equity interest	(661)
Goodwill on acquisition (described below)	490
Purchase consideration	$ 45